BASIS OF PREPARATION (Tables)	12 Months Ended
Jan. 31, 2024
Basis Of Preparation [Abstract]
Schedule of subsidiaries information [Table Text Block]

A summary of the Company's subsidiaries included in these consolidated financial statements as at January 31, 2024 is as follows:

Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
Workforce Concepts 21, Inc.	Payroll and benefits services